Offerings	Aug. 18, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Senior Notes due 2031
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 597,906,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,570.82
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering, and this exhibit shall be deemed to update the "Calculation of Filing Fee Tables" in the Company's Registration Statement on Form S-3 (File Nos. 333-282003 and 333-282003-02).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 5.000% Senior Notes due 2031
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received for the guarantees of the debt securities being registered. In accordance with Rule 457(n) under the Securities Act of 1933, as amended (the "Securities Act"), no registration fee is payable with respect to the guarantees.